27. SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
Shareholders Equity
SHAREHOLDERS' EQUITY
27.1.	Capital stock

On December 31, 2018, the capital subscribed and paid by the Company is R$12,553.4, which is composed of 812,473,246 book-entry shares of common stock without par value. The value of the capital stock is net of the public offering expenses of R$92.9.

The Company is authorized to increase the capital stock, irrespective of amendment to the bylaws, up to the limit of 1,000,000,000 common shares, in book-entry form without par value.

27.2.	Breakdown of capital stock by nature

	12.31.18	12.31.17	12.31.16
Common shares	812,473,246	812,473,246	812,473,246
Treasury shares	(1,057,224)	(1,333,701)	(13,468,001)
Outstanding shares	811,416,022	811,139,545	799,005,245

27.3.	Rollforward of outstanding shares

	Quantity of outstanding of shares
	12.31.18	12.31.17	12.31.16
Shares at the beggining of the exercise	811,139,545	799,005,245	809,972,245
Purchase of treasury shares	-	-	(11,107,600)
Sale of treasury shares	-	12,134,300	140,600
Anticipated transfer of restricted shares	276,477	-	-
Shares at the end of the exercise	811,416,022	811,139,545	799,005,245

27.4.	Shareholders’ remuneration

	12.31.18	12.31.17	12.31.16
Net profit (Loss)	(4,448.1)	(1,125.6)	(372.4)
Dividends calculation base	(4,448.1)	(1,125.6)	(372.4)
Remuneration of shareholders' exceeding the mandatory minimum	-	-	513.2
Total remuneration of shareholders' in the year, as interest on shareholders' equity	-	-	513.2
Withholding income tax on interest on shareholders' equity	-	-	(77.0)
Remuneration of shareholders', net of withholding income tax	-	-	436.2

Dividends paid per share	-	-	0.76410

Payment of interest on shareholders' equity, paid in 2016 - gross of withholding income tax of R$76,982	-	-	(513.2)
Paid in the previous period - interest on shareholders' equity of 2015 - gross withholding income tax of R$48,318	-	-	(473.4)
Dividends paid related to 2015	-	-	(189.7)
Payments made during in the year	-	-	(1,176.3)

Remaining amounts outstanding	1,018.0	1,723.0	2,307.0
Interest on shareholders' equity outstanding	1,018.0	1,723.0	2,307.0

27.5.	Loss absorption

		Loss absorption		Reserve balances
	Limit on
	capital %	12.31.18	12.31.17	12.31.18	12.31.17
Actuarial loss FAF	-	(18.5)	(16.8)	-	-
Legal reserve	20	(101.4)	(438.8)	-	101.4
Capital increase reserve	20	-	(30.3)	-	-
Reserve for tax incentives	-	-	(639.7)	-	-
		(119.9)	(1,125.6)	-	101.4

Legal reserve: On December 31, 2018, the reserve was zero, once it absorbed R$101.4, partial amount of the loss for the year.

27.6.	Capital reserve

27.6.1	Capital reserve

	Capital Reserves
	12.31.18	12.31.17	12.31.16
Result on disposal of shares	(40.7)	(40.7)	(40.7)
Granted shares canceled	(32.4)	(32.4)	(32.4)
Valuation of stock exchange	166.2	166.2	166.2
Shares based payment	262.3	261.8	236.2
Goodwill on acquisition of non-controlling entities	(40.5)	(40.5)	(47.4)
Acquisition of non-controlling entities	(199.3)	(199.3)	(240.9)
Loss on the change in equity interest - Subsidiaries	(0.2)	-	-
	115.4	115.1	41.0

27.6.2       Treasury shares

The Company has 1,057,224 shares in treasury, with an average cost of R$53.60 (fifty-three Brazilian Reais and sixty cents) per share, with a market value corresponding to R$23.2.

	Quantity of outstanding of shares
	12.31.18	12.31.17
Shares at the beggining of the exercise	1,333,701	13,468,001
Sale of treasury shares	-	(12,134,300)
Anticipated transfer of restricted shares	(276,477)	-
Shares at the end of the exercise	1,057,224	1,333,701

27.7	Breakdown of the capital by owner

The shareholding position of shareholders holding more than 5% of the voting capital, management and members of the Board of Directors is presented below (unaudited):

	12.31.18		12.31.17
Shareholders	Quantity	%	Quantity	%
Major shareholders
Fundação Petrobras de Seguridade Social - Petros (1)	93,226,766	11.47	92,716,266	11.41
Caixa de Previd. dos Func. Do Banco do Brasil (1)	86,506,952	10.65	86,605,452	10.66
Management
Board of Directors	6,376,083	0.78	41,220,470	5.07
Executives	31,662	0.00	157,546	0.02
Treasury shares	1,057,224	0.13	1,333,701	0.16
Other	625,274,559	76.97	590,439,811	72.68
	812,473,246	100.00	812,473,246	100.00

(1)	The pension funds are controlled by employees that participate in the respective entities.

The Company is bound to arbitration in the Market Arbitration Chamber, as established by the arbitration clause in its bylaws.